Schedule of Warrants Outstanding Fair Value Assumption (Details) - $ / shares		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 02, 2022	Sep. 19, 2022	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term, in years				2 years 9 months 21 days	2 years 9 months 3 days
Expected volatility				150.82%	132.60%
Risk-free interest rate				0.45%	0.32%
Dividend yield
September 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term, in years		5 years	5 years
Expected volatility		167.00%	162.00%
Risk-free interest rate		3.69%	4.02%
Dividend yield
Conversion / exercise price		$ 25.00	$ 25.00
March 2022 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term, in years			5 years	5 years
Active market			Nasdaq	Nasdaq
Market price			$ 1.00	$ 12.00
Monte Carlo [Member] | Senior Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term, in years			5 months 1 day	11 months 1 day
Expected volatility			162.78%	137.11%
Risk-free interest rate			4.55%	2.72%
Dividend yield
Conversion / exercise price			$ 218.32	$ 218.32
De-leveraged volatility			32.81%	62.88%
Monte Carlo [Member] | Senior Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term, in years				11 months 1 day
Expected volatility				137.11%
Risk-free interest rate				2.72%
Dividend yield
Conversion / exercise price				$ 218.32
De-leveraged volatility				62.88%
Monte Carlo [Member] | Series A and Series B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield
Conversion / exercise price			$ 1,750.00	$ 1,750.00	$ 1,750.00
Monte Carlo [Member] | Series A and Series B Warrant [Member] | Revision of Prior Period, Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Conversion / exercise price				$ 1,750.00
Monte Carlo [Member] | Series A and Series B Warrant [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term, in years			2 years	2 years	2 years
Expected volatility			135.00%	125.00%	120.00%
Risk-free interest rate			3.96%	2.75%	0.24%
Monte Carlo [Member] | Series A and Series B Warrant [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term, in years			4 years	4 years	4 years
Expected volatility			190.00%	133.00%	140.00%
Risk-free interest rate			4.24%	2.98%	0.65%
Monte Carlo [Member] | March 2022 Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term, in years	5 years
Expected volatility	139.00%
Risk-free interest rate	1.74%
Dividend yield
Conversion / exercise price	$ 100.00